Mar. 31, 2025
Saturna Growth Fund
Saturna Growth Fund
Investment Objective
Long-term capital growth.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Growth Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees - Saturna Growth Fund - USD ($)	Investor Shares	Z Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Saturna Growth Fund	Investor Shares	Z Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.21%	0.22%
Total Annual Fund Operating Expenses	0.96%	0.72%

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example - Saturna Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	98	306	531	1,178
Z Shares	74	230	401	894

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.71% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term capital growth by investing in common stocks of US companies. The Fund diversifies its investments across industries and companies. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value, which typically means companies with low price/earning multiples, low price to cash flow, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Annual Total Return

Best Quarter	Q2 2020	25.45%
Worst Quarter	Q2 2022	-17.73%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategies.

Average Annual Total Returns - Saturna Growth Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Z Shares	[1]	24.74%	14.15%	none	15.02%	Jun. 02, 2017
Investor Shares	[2]	24.45%	13.87%	12.07%	9.55%	Apr. 01, 1987
Investor Shares | After Taxes on Distributions	[2]	23.82%	13.07%	11.03%	9.00%	Apr. 01, 1987
Investor Shares | After Taxes on Distributions and Sales	[2]	18.60%	10.75%	9.14%	7.41%	Apr. 01, 1987
Bloomberg US Large Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1],[3]	25.20%	14.66%	13.17%	14.36%	Jun. 02, 2017
Bloomberg 1000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1],[3]	28.88%	16.84%	15.22%	16.55%	Jun. 02, 2017
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	25.02%	14.51%	13.09%	14.24%	Jun. 02, 2017
[1]	Saturna Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the S&P 500 index, Bloomberg US Large Cap Total Return Index, and Bloomberg 1000 Growth Total Return Index is shown since this date.
[2]	Saturna Growth Fund Investor Shares began operations April 1, 1987.
[3]	The Fund changed its benchmarks to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Growth Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Growth Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Growth Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Growth Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Growth Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna International Fund
Saturna International Fund
Investment Objective
Long-term capital growth.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees - Saturna International Fund - USD ($)	Investor Shares	Z Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Saturna International Fund	Investor Shares	Z Shares
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.21%	0.23%
Total Annual Fund Operating Expenses	0.96%	0.73%

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example - Saturna International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Shares	98	306	531	1,178
Z Shares	74	230	401	894

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.84% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in equity securities of companies: 1) with at least half of their assets located outside the United States, 2) with at least half of their sales generated outside of the United States, or 3) that are organized or maintain their principal place of business outside of the United States. The Fund diversifies its investments across industries, companies, and countries, predominantly those with mature markets (such as Europe and Japan). The Fund may also invest in companies in emerging markets. The Fund looks for companies with growing revenues and earnings, favoring companies trading for less than the investment adviser’s assessment of intrinsic value, which typically means companies with low price/earnings multiples, low price to cash flow, and higher dividend yields. To reduce risk, the Fund follows a value investment style and favors equities of larger, more seasoned companies. The Fund principally invests in securities of companies with market capitalizations greater than $1 billion.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund’s Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/ literature.

Annual Total Return

Best Quarter	Q2 2020	18.46%
Worst Quarter	Q1 2020	-20.85%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index.

Average Annual Total Returns - Saturna International Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Z Shares	[1]	1.44%	5.97%	none	8.17%	Jun. 02, 2017
Investor Shares	[2]	1.27%	5.75%	7.36%	7.23%	Sep. 28, 1995
Investor Shares | After Taxes on Distributions	[2]	1.14%	5.32%	6.63%	6.77%	Sep. 28, 1995
Investor Shares | After Taxes on Distributions and Sales	[2]	0.96%	5.22%	6.26%	6.47%	Sep. 28, 1995
Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1],[3]	5.51%	5.71%	5.85%	5.78%	Jun. 02, 2017
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.35%	5.23%	5.70%	5.35%	Jun. 02, 2017
[1]	Saturna International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the MSCI EAFE Index and Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index is shown since this date.
[2]	Saturna International Fund Investor Shares began operations September 28, 1995.
[3]	The Fund changed its benchmarks to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna International Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna International Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna International Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna International Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna International Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna International Fund | Foreign Investing Risk

Foreign investing risk: Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna International Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna International Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Core Fund
Saturna Core Fund
Investment Objective
Long-term appreciation and capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Core Fund Saturna Core Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Core Fund Saturna Core Fund Shares
Management Fees	0.50%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.74%

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Core Fund | Saturna Core Fund Shares | USD ($)	76	237	411	918

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.80% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a mix of equity and debt securities. It normally invests 60 to 70% of its assets in a mix of US and foreign equity securities, and 30 to 40% in investment-grade fixed-income securities (those rated BBB or higher, including government and convertible bonds) including money market instruments and cash. When selecting equities, the Fund follows a value investing approach and principally invests in income-producing securities of companies in mature markets with market capitalizations greater than $5 billion. When selecting fixed-income securities, the Fund may utilize a blend of US government securities, US-dollar issues of foreign governments, and investment-grade corporate debt securities, as well as money market instruments, with the aim of managing portfolio volatility and liquidity. To reduce risk, the Fund follows a value investment style, favoring income- producing securities and those of larger, more seasoned companies.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/ literature.

Annual Total Return

Best Quarter	Q2 2020	11.65%
Worst Quarter	Q1 2020	-11.94%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategies.

Average Annual Total Returns - Saturna Core Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Saturna Core Fund Shares		9.81%	5.99%	5.76%	5.21%	[1]	Mar. 30, 2007
Saturna Core Fund Shares | After Taxes on Distributions		8.77%	5.33%	5.04%	4.61%	[1]	Mar. 30, 2007
Saturna Core Fund Shares | After Taxes on Distributions and Sales		7.09%	5.26%	4.83%	4.37%	[1]	Mar. 30, 2007
Bloomberg Developed Markets Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	[2]	19.30%	11.55%	10.45%	7.61%	[1]	Mar. 30, 2007
Bloomberg Global Equity/Fixed Income 60/40 Index (reflects no deduction for fees, expenses, or taxes)	[2],[3]	10.55%	6.22%	none	none		Mar. 30, 2007
Dow Jones Moderate US Portfolio Index (reflects no deduction for fees, expenses, or taxes)		8.55%	5.01%	5.80%	5.64%	[1]	Mar. 30, 2007
[1]	Saturna Core Fund began operations March 30, 2007.
[2]	The Fund changed its benchmarks to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
[3]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Core Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Core Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money.
Saturna Core Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Core Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Core Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the investment adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of:

(1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Core Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Core Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Core Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Short-Term Bond Fund
Saturna Short-Term Bond Fund
Investment Objective
Capital preservation and current income.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Short-Term Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Short-Term Bond Fund Saturna Short-Term Bond Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Short-Term Bond Fund Saturna Short-Term Bond Fund Shares
Management Fees	0.50%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.60%
[1]	The investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.60%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Short-Term Bond Fund | Saturna Short-Term Bond Fund Shares | USD ($)	61	248	451	1,037

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.27% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. The Fund typically invests in US bonds. Under normal circumstances, the Fund’s dollar-weighted average maturity does not exceed three years. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, and may invest up to 20% of its net assets in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/ literature.

Annual Total Return

Best Quarter	Q2 2020	2.99%
Worst Quarter	Q1 2022	-2.53%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund's investment strategies.

Average Annual Total Returns - Saturna Short-Term Bond Fund		1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Saturna Short-Term Bond Fund Shares		3.90%	1.21%	1.41%	2.98%	Sep. 28, 1995
Saturna Short-Term Bond Fund Shares | After Taxes on Distributions		2.71%	0.48%	0.77%	1.81%	Sep. 28, 1995
Saturna Short-Term Bond Fund Shares | After Taxes on Distributions and Sales		2.46%	0.59%	0.76%	1.45%	Sep. 28, 1995
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[2]	1.25%	(0.33%)	1.35%	4.24%	Sep. 28, 1995
Bloomberg US Aggregate 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)		4.39%	1.53%	1.61%	3.30%	Sep. 28, 1995
[1]	Saturna Short-Term Bond Fund began operations September 28, 1995.
[2]	The Fund changed its benchmarks to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Short-Term Bond Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Short-Term Bond Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Short-Term Bond Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Short-Term Bond Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Short-Term Bond Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Short-Term Bond Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Short-Term Bond Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Bond Income Fund
Saturna Bond Income Fund
Investment Objective
Current income.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Bond Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Bond Income Fund Saturna Bond Income Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Bond Income Fund Saturna Bond Income Fund Shares
Management Fees	0.50%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and Expense Reimbursement	(0.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%
[1]	The investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Bond Income Fund | Saturna Bond Income Fund Shares | USD ($)	66	251	452	1,030

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.92% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. The Fund invests primarily in US bonds. Under normal circumstances, the Fund maintains a dollar weighted average maturity of six years or more. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g. Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, may invest up to 20% in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/ literature.

Annual Total Return

Best Quarter	Q4 2023	7.50%
Worst Quarter	Q1 2022	-7.48%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index.

Average Annual Total Returns - Saturna Bond Income Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Saturna Bond Income Fund Shares	(0.05%)	(1.43%)	0.88%	3.84%	Mar. 01, 1993
Saturna Bond Income Fund Shares | After Taxes on Distributions	(1.32%)	(2.51%)	(0.32%)	2.32%	Mar. 01, 1993
Saturna Bond Income Fund Shares | After Taxes on Distributions and Sales	(0.58%)	(1.56%)	(0.05%)	1.64%	Mar. 01, 1993
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	(0.33%)	1.35%	4.36%	Mar. 01, 1993
[1]	Saturna Bond Income Fund began operations March 1, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Bond Income Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Bond Income Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Bond Income Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Bond Income Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Bond Income Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Bond Income Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Bond Income Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Global High Income Fund
Saturna Global High Income Fund
Investment Objective
High income
with a secondary objective of capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global High Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Global High Income Fund Saturna Global High Income Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Global High Income Fund Saturna Global High Income Fund Shares
Management Fees	0.50%
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.92%
Fee Waiver and Expense Reimbursement	(0.17%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
[1]	The investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Global High Income Fund | Saturna Global High Income Fund Shares | USD ($)	77	276	493	1,116

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets in a globally diversified portfolio of income-producing debt and equity securities, including preferred stocks, depositary receipts, and high-yield bonds (“junk bonds”). The Fund may invest in US and non-US government bonds. It applies a consistent, value-oriented approach to security selection, basing investment decisions on current income and expected total return, adjusted for risk. It adjusts allocations to individual securities to manage the portfolio’s fundamental risks, such as industry, country, currency, inflation, interest rate, liquidity, and credit cycle risks. In addition, the Fund will attempt to capitalize on periodic stress in credit markets, which may result in more volatile current income in exchange for more attractive long-term, risk adjusted total return consistent with its investment objective. The Fund does not, as a principal investment strategy, target any specific maturity dates for its debt securities. When selecting equities, the Fund principally invests in income-producing securities of companies with market capitalizations greater than $5 billion. Under normal circumstances, the Fund invests its assets as follows:

●	At least 40% in equity securities

●	At least 30% in debt securities

●	At least 30% in securities of non-US issuers

●	No more than 50% in bonds rated A3 or higher

●	No more than 33% in securities of emerging market issuers

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on http://saturna.com/resources/ literature.

Annual Total Return

Best Quarter	Q4 2022	9.09%
Worst Quarter	Q1 2020	-16.87%

Average Annual Total Returns

The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1, 5, and 10 years and for the life of the Fund compare to those of a broad-based securities market index and to a secondary index with characteristics relevant to the Fund's investment strategies.

Average Annual Total Returns - Saturna Global High Income Fund		1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Saturna Global High Income Fund Shares		3.14%	2.40%	4.05%	4.29%	Mar. 30, 2012
Saturna Global High Income Fund Shares | After Taxes on Distributions		1.86%	1.24%	2.66%	2.98%	Mar. 30, 2012
Saturna Global High Income Fund Shares | After Taxes on Distributions and Sales		1.82%	1.30%	2.30%	2.54%	Mar. 30, 2012
Bloomberg Developed Markets Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	[2]	19.30%	11.55%	10.45%	10.92%	Mar. 30, 2012
Bloomberg Global Equity/Fixed Income 50/50 Index (reflects no deduction for fees, expenses, or taxes)	[2],[3]	8.44%	4.87%	none	none	Mar. 30, 2012
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)		18.97%	11.38%	10.43%	10.90%	Mar. 30, 2012
[1]	Saturna Global High Income Fund began operations March 30, 2012.
[2]	The Fund changed its benchmarks to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.
[3]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Global High Income Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Global High Income Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Global High Income Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Global High Income Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Global High Income Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgement of the investment adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Global High Income Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Global High Income Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the investment adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Global High Income Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Global High Income Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Global High Income Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Sustainable Equity Fund
Saturna Sustainable Equity Fund
Investment Objective
Capital appreciation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Sustainable Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund Shares
Management Fees	0.65%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%
[1]	The Fund’s investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund Shares | USD ($)	77	274	488	1,105

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.62% of the average value of its portfolio.

The Fund’s turnover returned to historical levels as existing positions were exited because: i) changes in investment thesis, ii) achievement of long-term price target, and iii) tax loss harvesting. New positions were established in shares of companies that the Fund believes have attractive long-term growth prospects.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Saturna Capital Corporation, the Fund’s investment adviser (the “Adviser”) believes demonstrate sustainable characteristics. For purposes of this investment policy, the Adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance. Seeking to reduce risk, the Fund follows a value investment style and favors equities of more seasoned companies. The Fund favors companies trading for less than the Adviser’s assessment of their intrinsic value, which typically means companies with low pricing/earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in equity securities of companies with market capitalizations greater than $5 billion. The equity securities in which the Fund may invest primarily include common stocks, and the Fund may also invest in securities convertible into common stocks and preferred stocks.

The Adviser employs a fundamental research driven approach to stock selection and portfolio construction. The Adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The Adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Fund diversifies its investments globally, ordinarily investing in securities of companies headquartered across North America, Europe and Asia. The Fund primarily invests in securities traded in mature markets (generally, the countries belonging to the Organisation for Economic Cooperation and Development). No more than 30% of assets may be invested in companies with headquarters in countries with developing markets.

The Fund may invest in securities denominated in various currencies. Accordingly, a change in the value of such currency against the US dollar may result in a corresponding change in the US dollar value of the Fund’s assets denominated in that currency. Such currency fluctuations tend to even out over time and are typically overshadowed by movements in share prices. Currency changes can affect the Fund’s income.

In selecting equity securities, the Adviser employs a sustainable rating system based on its own, as well as third-party, data to identify companies believed to have robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”). The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The Adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the Adviser considers non-financial sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining. The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Annual Total Return

For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized.
Best Quarter	Q2 2020	19.57%
Worst Quarter	Q1 2020	-14.69%

Average Annual Total Returns

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.

Average Annual Total Returns - Saturna Sustainable Equity Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Saturna Sustainable Equity Fund Shares		9.61%	7.22%	7.59%	Mar. 27, 2015
Saturna Sustainable Equity Fund Shares | After Taxes on Distributions		9.53%	7.12%	7.49%	Mar. 27, 2015
Saturna Sustainable Equity Fund Shares | After Taxes on Distributions and Sales		7.37%	5.71%	6.18%	Mar. 27, 2015
Bloomberg World Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)	[2]	17.95%	10.33%	9.65%	Mar. 27, 2015
S&P Global 1200 Index (reflects no deduction for fees, expenses, or taxes)		18.97%	11.38%	10.44%	Mar. 27, 2015
[1]	Saturna Sustainable Equity Fund began operations March 27, 2015.
[2]	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Equity Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Equity Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Sustainable Equity Fund | Equity Securities Risk

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Saturna Sustainable Equity Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Equity Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Equity Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Equity Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Equity Fund | Large Transaction Risk

Large transaction risk: A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates or other large shareowners. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareowners. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

Saturna Sustainable Equity Fund | Investment Strategy Risk

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.

Saturna Sustainable Equity Fund | Growth Investing Risk

Growth investing risk: The Fund may invest in growth stocks that fit into the Fund's value investment style, such as stocks that appear to provide growth at a reasonable price, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Saturna Sustainable Bond Fund
Saturna Sustainable Bond Fund
Investment Objective
Current income and capital preservation.
Fees and Expenses

This section describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Sustainable Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareowner Fees
Shareholder Fees	Saturna Sustainable Bond Fund Saturna Sustainable Bond Fund Shares USD ($)
Shareholder Fee, Other	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Sustainable Bond Fund Saturna Sustainable Bond Fund Shares
Management Fees	0.55%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.16%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%
[1]	The Fund’s investment adviser has committed through March 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, excluding taxes, commissions, and extraordinary expenses, do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.

Example

This Example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated and then redeems all shares at the end of those periods. The Example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, an investor's expenses would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Saturna Sustainable Bond Fund | Saturna Sustainable Bond Fund Shares | USD ($)	66	243	434	987

Portfolio Turnover

The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25.49% of the average value of its portfolio.

The Fund's increased portfolio turnover can be partially attributed to its adaptation to shifting macroeconomic circumstances as a result of the Federal Open Market Committee's (FOMC) 2024 monetary policy changes.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world (including emerging markets) that the Saturna Capital Corporation, the Fund’s investment adviser (the “Adviser”) believes demonstrate sustainable characteristics. The Fund typically invests in US and foreign government bonds, municipal bonds, asset-backed securities, high quality commercial paper, and bank obligations. For purposes of this investment policy, the Adviser considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance.

Under normal conditions, the Fund maintains a dollar-weighted average maturity of three years or more, invests at least 65% of its assets in bonds within the four highest grades (AAA, AA, A, or BBB) at the time of purchase, and may invest up to 35% in unrated and high-yield bonds (“junk bonds”).

The Adviser employs a fundamental research driven approach to bond selection and portfolio construction. The adviser’s focus on sustainability considers financial and nonfinancial characteristics from diverse sources including regulatory filings, market data, and data supplied by third-party vendors. The adviser uses that information to identify issuers with strong balance sheets, capable management teams with a track record of success, good cash flow, prospects for sustainable above-average earnings growth, and to assess issuers’ business models, over the long term.

The Adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have robust policies and lower risks in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”). The use of third-party data does not include third-party environmental, social, or governance ("ESG") ratings or criteria established by third parties for third-party ratings. The Adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the Adviser considers non-financial sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the Adviser. The Adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and companies in the business of fossil fuel extraction, production, or refining.

The Fund generally does not invest in any company with exposure to the foregoing businesses, but may invest in a company if the company is not primarily engaged in higher sustainability risk businesses.

Principal Risks of Investing
Performance

The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund’s past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturna.com/resources/literature.

Annual Total Return

*For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized
Best Quarter	Q4 2023	5.64%
Worst Quarter	Q2 2022	-4.42%

Average Annual Total Returns

The table below presents the average annual returns of the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund’s average annual returns for 1 year, 5 years, and the Life of the Fund compare to those of a broad-based securities market index.

Average Annual Total Returns - Saturna Sustainable Bond Fund		1 Year	5 Years	Since Inception [1]	Inception Date
Saturna Sustainable Bond Fund Shares		(0.74%)	0.35%	1.13%	Mar. 27, 2015
Saturna Sustainable Bond Fund Shares | After Taxes on Distributions		(2.03%)	(0.47%)	0.19%	Mar. 27, 2015
Saturna Sustainable Bond Fund Shares | After Taxes on Distributions and Sales		(1.14%)	(0.09%)	0.38%	Mar. 27, 2015
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[2]	(1.69%)	(1.96%)	0.31%	Mar. 27, 2015
FTSE World BIG Bond Index (reflects no deduction for fees, expenses, or taxes)		(1.48%)	(2.09%)	0.29%	Mar. 27, 2015
[1]	Saturna Sustainable Bond Fund began operations March 27, 2015.
[2]	The Fund changed its benchmark to simplify Fund performance benchmarking and marketing, and to reduce data expenses related to Fund benchmarks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In loss periods, the average after-tax total return may be higher than the average annual total return because of an assumed deduction of losses from other income.

Saturna Sustainable Bond Fund | Market Risk

Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Saturna Sustainable Bond Fund | Risk Lose Money [Member]
Consider investing in the Fund only if you are willing to accept the risk that you may lose money
Saturna Sustainable Bond Fund | Liquidity Risk

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.

Saturna Sustainable Bond Fund | Sector Risk

Sector risk: From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political, or regulatory events which may cause the Fund's returns to suffer.

Saturna Sustainable Bond Fund | Foreign Investing Risk

Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the Adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Saturna Sustainable Bond Fund | Emerging Markets Risk

Emerging markets risk: All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries. In developing markets, these risks are magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Saturna Sustainable Bond Fund | Interest Rate Risk

Interest rate risk: Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter maturities may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Saturna Sustainable Bond Fund | Credit Risk

Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Saturna Sustainable Bond Fund | High Yield Risk

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Saturna Sustainable Bond Fund | Investment Strategy Risk

Investment strategy risk: The Adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines.